Share-Based Payments (Tables) - Equity Settled Performance Share Plan [Member]	12 Months Ended
Dec. 31, 2021
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Summary of cash payment is determined based on the value of the closing share price of the Company's ordinary shares upon vesting

2021
Number of share awards
Outstanding at the beginning of the year	—
Granted during the year	1,508,855

Outstanding at the end of the year	1,508,855

Summary of fair value of the phantom share awards has been measured using a Monte Carlo simulation model

2021
Expected volatility	29.0%
Expected term	0.45 t o 3.45 years
Risk free rate	0.1% - 0.9%
Expected dividend yield	Nil